Contingencies	12 Months Ended
Feb. 28, 2013
Contingencies [Text Block]
12.	Contingencies

The Company is a party to various legal claims which have arisen in the normal course of business, none of which are expected to have a material adverse effect on the financial position, results of operations, or cash flows of the Company.